EXHIBIT 99.2

John Deere Owner Trust 2007
Statement to Certificateholders

$239,000,000	Class A-1 5.33006% Asset Backed Notes due May 15, 2008
$191,000,000	Class A-2 5.21% Asset Backed Notes due October 15, 2009
$365,000,000	Class A-3 5.04% Asset Backed Notes due July 15, 2011
$205,800,000	Class A-4 5.07% Asset Backed Notes due April 15, 2014
$15,279,095	Asset Backed Certificates

Payment Date:				15-Jun-07

(1)	Amount of principal being paid or distributed:

		(a)	Class A-1 Notes:	$23,897,264.26
			per $1,000 original principal amount:	$99.99

		(b)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(c)	Class A-3 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(d)	Class A-4 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(e)	Certificates:	$0.00
			per $1,000 original principal amount:	$0.00

		(f)	Total:	$23,897,264.26

(2)	(a)	Amount of interest being paid or distributed:

			(i) Class A-1 Notes:	$948,004.08
			per $1,000 original principal amount:	$3.97

			(ii) Class A-2 Notes:	$829,258.33
			per $1,000 original principal amount:	$4.34

			(iii) Class A-3 Notes:	$1,533,000.00
			per $1,000 original principal amount:	$4.20

			(iv) Class A-4 Notes:	$869,505.00
			per $1,000 original principal amount:	$4.23

			(v) Total:	$4,179,767.41

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$939,883,878.68

	(b)	Note Value at end of related Collection Period:		$959,728,842.51

	(c)	Pool Face Amount at the end of related Collection Period:		$1,122,743,324.99

(4)	After giving effect to distributions on this Payment Date:

		(a)	(i) outstanding principal amount of Class A-1 Notes:	$182,649,747.30
			(ii) A-1 Note Pool Factor:	0.7642249

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(b)	(i)	outstanding principal amount of Class A-2 Notes:	$191,000,000.00
(ii)	A-2 Note Pool Factor:	1.0000000

(c)	(i)	outstanding principal amount of Class A-3 Notes:	$365,000,000.00
(ii)	A-3 Note Pool Factor:	1.0000000

(d)	(i)	outstanding principal amount of Class A-4 Notes:	$205,800,000.00
(ii)	A-4 Note Pool Factor:	1.0000000

(e)	(i)	Certificate Balance:	$15,279,095.00
(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:	$804,977.98
per $1,000 original principal amount:	$0.79
(a)	Amount of Servicing Fee earned:	$804,977.98
(b)	Amount of Servicing Fee paid:	$987,201.24
(c)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:	$100.00

(7)	Aggregate Purchase Amounts for Collection Period:	$0.00

(8)	(i)	Amount in Reserve Account:	$15,241,187.00
(ii)	Specified Reserve Account Balance:	$15,241,187.00

(9)	(i)	Scheduled Payments of Receivables 60 days or more past due:	$375,658.00
(ii)	Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.04%

(10)	(i)	Face Amount of Receivables 60 days or more past due:	$6,108,267.00
(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.54%
(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.65%
(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.33%

(11)	(i)	Aggregate amount of net losses for the collection period:	$15.57
(ii)	Cumulative amount of net losses:	$1,566.11
(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(12)	If the payment Date is in April 2009 or October 2009:
(i)	Average Delinquency Ratio Test is met:	NA
(ii)	Cumulative Net Loss Ratio Test is met:	NA
(iii)	Specified Reserve Reduction Trigger is met:	NA
(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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